Consolidated Balance Sheet Components (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Research and development accrued expenses	$ 1,660	$ 1,263
Accrued employee and related compensation expenses	1,151	783
License option liability, current	200	400
Other	585	149
Total	$ 3,596	$ 2,595